REVENUE FROM CONTRACTS WITH CUSTOMERS - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Contract liabilities amount	$ 25.0	$ 25.0